Stockholders' Equity (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net, beginning balance	$ (72,954)	$ (105,085)	$ (83,902)
Other comprehensive income (loss) before reclassification	(45,512)	6,260	(46,984)
Amounts reclassified from accumulated other comprehensive loss, net	35,459	25,871	25,801
Accumulated other comprehensive loss, net, ending balance	(83,007)	(72,954)	(105,085)
Accumulated other comprehensive loss, tax benefit	6,701	10,829	27,413	12,602
Other comprehensive loss before reclassification - interest rate swap contracts, tax expense (benefit)		40	30,946
Amounts reclassified from AOCI - interest rate swap contracts, tax expense		16,544	16,135
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net, beginning balance	(18,436)	(24,634)	(27,135)
Other comprehensive income (loss) before reclassification	(16,273)	6,198	2,501
Accumulated other comprehensive loss, net, ending balance	(34,709)	(18,436)	(24,634)
Unrealized losses on interest rate swap contracts [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net, beginning balance	(54,518)	(80,451)	(56,767)
Other comprehensive income (loss) before reclassification	(29,239)	62	(49,485)
Amounts reclassified from accumulated other comprehensive loss, net	35,459	25,871	25,801
Accumulated other comprehensive loss, net, ending balance	(48,298)	(54,518)	(80,451)
Other comprehensive loss before reclassification - interest rate swap contracts, tax expense (benefit)	19,405
Amounts reclassified from AOCI - interest rate swap contracts, tax expense	$ 23,533